Statutory Reserves (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Reserves Disclosure [Abstract]
Percentage of net income transferred	10.00%	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%	50.00%
Percentage of remaining statutory surplus reserves balance	50.00%	50.00%	50.00%
Statutory reserves	$ 6,536,238	$ 6,536,238	$ 4,667,254